UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

November 30, 2008
unaudited

Common stocks — 87.61%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.32%
Microsoft Corp.	22,435,500	$453,646
Oracle Corp.[1]	15,921,659	256,179
Google Inc., Class A1	844,800	247,493
Cisco Systems, Inc.[1]	14,504,300	239,901
Yahoo! Inc.[1]	19,892,800	228,966
Apple Inc.[1]	2,300,000	213,141
Automatic Data Processing, Inc.	5,100,000	209,406
SAP AG2	5,786,600	198,693
Intel Corp.	13,067,000	180,325
Corning Inc.	17,200,000	154,972
Hewlett-Packard Co.	3,900,000	137,592
Texas Instruments Inc.	5,750,000	89,528
Global Payments Inc.	2,250,000	81,383
Logitech International SA1	5,250,000	68,512
EMC Corp.[1]	6,100,000	64,477
KLA-Tencor Corp.	3,185,000	59,910
eBay Inc.[1]	4,550,000	59,741
Maxim Integrated Products, Inc.	4,645,000	57,459
Paychex, Inc.	1,975,000	55,813
Xilinx, Inc.	2,500,000	40,900
QUALCOMM Inc.	1,000,000	33,570
Linear Technology Corp.	1,500,000	29,925
Applied Materials, Inc.	2,700,000	25,866
Delta Electronics, Inc.[2]	12,316,500	24,000
Hon Hai Precision Industry Co., Ltd.[2]	9,043,500	17,568
Verifone Holdings, Inc.[1]	4,000,000	16,440
Cadence Design Systems, Inc.[1]	796,400	3,074
		3,248,480

CONSUMER DISCRETIONARY — 15.79%
Lowe’s Companies, Inc.	13,452,596	277,931
Time Warner Inc.	27,914,000	252,622
Target Corp.	6,095,600	205,787
Omnicom Group Inc.	7,190,800	203,428
O’Reilly Automotive, Inc.[1,3]	6,918,111	180,355
YUM! Brands, Inc.	5,976,000	160,993
Johnson Controls, Inc.	9,000,000	158,940
Best Buy Co., Inc.	7,400,000	153,254
Kohl’s Corp.[1]	3,775,000	123,291
Carnival Corp., units	4,975,200	104,479
Bed Bath & Beyond Inc.[1]	4,500,000	91,305
Scripps Networks Interactive, Inc., Class A	2,600,000	72,254
Walt Disney Co.	3,000,000	67,560
Comcast Corp., Class A, special nonvoting stock	3,750,000	62,888
Tractor Supply Co.[1]	1,525,000	58,530
Harman International Industries, Inc.[3]	3,320,000	49,966
Harley-Davidson, Inc.	2,896,900	49,276
Williams-Sonoma, Inc.[3]	5,500,000	38,555
Gentex Corp.	3,384,100	29,679
Expedia, Inc.[1]	3,000,000	25,200
Life Time Fitness, Inc.[1]	900,000	13,473
Timberland Co., Class A1	905,000	9,186
MGM Mirage, Inc.[1]	678,942	8,134
P.F. Chang’s China Bistro, Inc.[1]	218,643	4,095
Fossil, Inc.[1]	197,000	2,994
Liberty Media Corp., Liberty Interactive, Series A1	718,628	1,890
		2,406,065

HEALTH CARE — 12.34%
WellPoint, Inc.[1]	6,950,000	247,420
Roche Holding AG2	1,687,000	237,370
Medtronic, Inc.	7,330,000	223,712
UnitedHealth Group Inc.	8,000,000	168,080
Schering-Plough Corp.	9,000,000	151,290
McKesson Corp.	3,432,810	119,942
Hologic, Inc.[1]	6,575,000	92,445
Medco Health Solutions, Inc.[1]	2,000,000	84,000
Becton, Dickinson and Co.	1,200,000	76,236
Abbott Laboratories	1,400,000	73,346
Varian Medical Systems, Inc.[1]	1,647,522	66,494
Haemonetics Corp.[1]	898,387	51,379
Medicis Pharmaceutical Corp., Class A3	3,625,000	44,334
Beckman Coulter, Inc.	936,400	40,808
Cardinal Health, Inc.	1,000,000	32,520
ResMed Inc[1]	828,000	30,090
Allergan, Inc.	780,000	29,390
Johnson & Johnson	500,000	29,290
Cochlear Ltd.[2]	600,000	21,753
Amgen Inc.[1]	377,700	20,977
Mentor Corp.	1,138,000	18,379
Boston Scientific Corp.[1]	2,547,890	15,720
ArthroCare Corp.[1]	331,100	4,331
		1,879,306

ENERGY — 8.17%
Schlumberger Ltd.	5,740,000	291,248
FMC Technologies, Inc.[1]	4,620,000	126,911
Hess Corp.	2,100,000	113,484
EOG Resources, Inc.	1,262,900	107,372
Chevron Corp.	1,100,000	86,911
Apache Corp.	1,100,000	85,030
Murphy Oil Corp.	1,850,000	81,492
Baker Hughes Inc.	2,275,000	79,238
Newfield Exploration Co.[1]	3,275,000	73,950
Marathon Oil Corp.	2,240,000	58,643
Devon Energy Corp.	800,000	57,872
Smith International, Inc.	1,500,000	43,860
ConocoPhillips	725,000	38,077
		1,244,088

INDUSTRIALS — 8.14%
Precision Castparts Corp.	4,121,621	258,426
General Electric Co.	12,900,000	221,493
United Parcel Service, Inc., Class B	3,200,000	184,320
Robert Half International Inc.	7,359,000	153,730
United Technologies Corp.	2,850,000	138,310
CSX Corp.	2,619,500	97,550
FedEx Corp.	790,000	55,813
Southwest Airlines Co.	6,353,800	54,960
Avery Dennison Corp.	1,744,200	54,245
Mine Safety Appliances Co.	881,050	21,542
		1,240,389

FINANCIALS — 7.27%
Capital One Financial Corp.	7,251,200	249,514
American Express Co.	6,150,000	143,357
State Street Corp.	3,325,000	140,016
Wells Fargo & Co.	4,800,000	138,672
Citigroup Inc.	15,000,000	124,350
Arthur J. Gallagher & Co.	3,525,000	87,420
M&T Bank Corp.	1,124,230	72,232
JPMorgan Chase & Co.	1,700,000	53,822
PNC Financial Services Group, Inc.	795,000	41,952
Bank of New York Mellon Corp.	940,000	28,397
American International Group, Inc.	13,440,000	27,014
Fannie Mae	506,200	587
		1,107,333

CONSUMER STAPLES — 6.56%
PepsiCo, Inc.	4,577,481	259,543
Walgreen Co.	10,000,000	247,400
L’Oréal SA2	1,950,000	157,458
Philip Morris International Inc.	2,500,000	105,400
Avon Products, Inc.	4,677,883	98,703
Kraft Foods Inc., Class A	1,211,042	32,953
Altria Group, Inc.	1,750,000	28,140
Bare Escentuals, Inc.[1,3]	5,735,000	27,069
McCormick & Co., nonvoting	890,386	26,507
Whole Foods Market, Inc.	1,500,000	15,870
		999,043

MATERIALS — 1.84%
Barrick Gold Corp.	2,800,000	82,488
Monsanto Co.	1,033,003	81,814
Vulcan Materials Co.	1,000,000	59,980
Sealed Air Corp.	2,400,000	37,992
Potash Corp. of Saskatchewan Inc.	300,000	18,492
		280,766

TELECOMMUNICATION SERVICES — 1.27%
Telephone and Data Systems, Inc., Special Common Shares	2,000,900	60,527
Telephone and Data Systems, Inc.	1,737,500	56,382
Sprint Nextel Corp., Series 1	17,200,000	47,988
United States Cellular Corp.[1]	734,300	28,953
		193,850

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		747,590

Total common stocks (cost: $17,857,708,000)		13,346,910

	Principal amount
Short-term securities — 12.51%	(000)

U.S. Treasury Bills 1.25%–1.925% due 12/11/2008–2/12/2009	$229,100	229,083
Federal Home Loan Bank 1.08%–2.15% due 12/17/2008–2/25/2009	178,693	178,431
Procter & Gamble International Funding S.C.A. 1.40%–1.50% due 1/15–3/3/2009[4]	100,000	99,736
Procter & Gamble Co. 1.50%–1.75% due 1/16–2/6/2009[4]	35,900	35,842
Eli Lilly and Co. 1.35%–1.40% due 1/21–2/27/2009[4]	123,400	123,116
Wal-Mart Stores Inc. 2.10% due 12/16–12/22/2008[4]	116,800	116,688
Freddie Mac 1.25%–2.70% due 12/3/2008–5/5/2009	116,700	116,527
Fannie Mae 2.10% due 12/8/2008	107,000	106,947
Coca-Cola Co. 1.45%–2.09% due 12/1/2008–1/7/2009[4]	104,800	104,782
Park Avenue Receivables Co., LLC 1.30%–1.50% due 12/4–12/10/2008[4]	100,000	99,974
AT&T Inc. 1.15%–1.50% due 1/20–1/22/2009[4]	90,000	89,843
Hewlett-Packard Co. 1.45%–1.50% due 1/7–2/3/2009[4]	84,300	84,124
Pfizer Inc 1.20%–1.40% due 1/30–3/18/2009[4]	81,640	81,381
Merck & Co. Inc. 1.15%–2.00% due 12/1/2008–1/16/2009	80,700	80,611
United Parcel Service Inc. 0.90%–2.02% due 12/9/2008–1/8/2009[4]	69,950	69,857
Illinois Tool Works Inc. 1.10%–1.15% due 1/15–1/20/2009	58,700	58,607
Private Export Funding Corp. 1.30%–2.20% due 12/3/2008–1/21/2009[4]	51,000	50,916
Honeywell International Inc. 1.20% due 2/18/2009[4]	50,000	49,832
Paccar Financial Corp. 0.65% due 12/5/2008	40,600	40,596
Walt Disney Co. 1.15% due 2/4/2009	25,000	24,933
Yale University 1.78% due 2/12/2009	25,000	24,880
USAA Capital Corp. 1.25% due 2/2/2009	22,100	22,009
Target Corp. 2.10% due 12/1/2008	16,700	16,699

Total short-term securities (cost: $1,904,901,000)		1,905,414

Total investment securities (cost: $19,762,609,000)		15,252,324
Other assets less liabilities		(18,665)

Net assets		$15,233,659

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $742,668,000, which represented 4.88% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company.  See the table below for additional information
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,006,091,000, which represented 6.60% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended November 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/08 (000)

O’Reilly Automotive, Inc.	6,794,800	459,100	335,789	6,918,111	$—	$180,355
Harman International Industries, Inc.	1,728,901	1,591,099	—	3,320,000	105	49,966
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	435	44,334
Williams-Sonoma, Inc.	6,000,000	—	500,000	5,500,000	2,040	38,555
Bare Escentuals, Inc.	—	5,735,000	—	5,735,000	—	27,069
Tractor Supply Co.*	2,525,000	—	1,000,000	1,525,000	—	—
Haemonetics*	1,190,000	200,000	491,613	898,387	—	—
P.F. Chang’s China Bistro, Inc.*	1,650,000	—	1,431,357	218,643	—	—
Talbots, Inc.*	3,057,725	—	3,057,725	—	441	—
					$3,021	$340,279
*Unaffiliated issuer at 11/30/2008

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on March 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars
in thousands):

	Investment securities

Level 1 — Quoted prices	$12,604,242
Level 2 — Other significant observable inputs	2,648,082	*
Level 3 — Significant unobservable inputs	—
Total	$15,252,324

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore $742,668,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$964,932
Gross unrealized depreciation on investment securities	(5,475,439)
Net unrealized depreciation on investment securities	(4,510,507)
Cost of investment securities for federal income tax purposes	19,762,831

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-0109O-S15850

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 28, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2009